Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Land Use Rights (Textual)
Amortization expense	$ 7,099	$ 14,283	$ 3,147
2019	21,979
2020	21,979
2021	21,979
2022	21,979
2023	21,979
Thereafter	904,643
Land use right with net book values	1,014,538	211,023
Collateral Pledged [Member]
Land Use Rights (Textual)
Land use right with net book values	$ 820,343	$ 115,056